Inventories (Tables)	12 Months Ended
Mar. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories at March 31, 2013 and 2014 consisted of the following:

	Millions of Yen
	2013	2014
Finished products	¥7,813	¥7,655
Work in process	13,513	17,232
Raw materials and supplies	5,023	5,342

Total	¥26,349	¥30,229